Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Cash flows from operating activities:
Net income (loss)	$ (402)	¥ (2,490)	¥ 9,938	¥ 2,931
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Net realized loss (gain) on investments	(148)	(919)		(1,330)
Unrealized (gain) loss on trading securities still held at the balance sheet date	652	4,045	(12,165)	(4,541)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets			5	130
Other payables			(290)	86
Accrued liabilities	(64)	(400)	(660)	(2,106)
Net cash (used in) provided by operating activities	38	236	(3,172)	(4,830)
Cash flows from investing activities:
(Advances to) repayment from an unrelated party	(101)	(628)	6,938	234
Decrease in due from related parties	14	88	1,008	13,260
Purchases of trading securities				(4,787)
Proceeds from trading securities	459	2,851		10,946
Increase (decrease) in payables to securities brokers	(72)	(447)	385	(14,833)
Net cash provided by investing activities	300	1,864	8,331	4,820
Cash flows used in financing activities:
Changes in due to related parties	(47)	(292)	(70,117)	(1,736)
Net cash used in financing activities	(47)	(292)	(70,117)	(1,736)
Effect of exchange rate change	1,770	10,984	(12,429)	(4,297)
Net increase (decrease) in cash and cash equivalents	2,061	12,792	(77,387)	(6,043)
Cash and cash equivalents, beginning of year	70,942	440,164	517,551	523,594
Cash and cash equivalents, end of year	73,003	452,956	440,164	517,551
Supplemental schedule of cash flow information:
Income taxes paid	0	0	0	0
Interest paid	$ 89	¥ 552	¥ 534	¥ 916